UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

December 31, 2008

(Unaudited)

FRANK VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

LEIGH BALDWIN TOTAL RETURN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Value Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 94.10%

Cable & Other Pay Television Services - 2.72%
1,185	Liberty Global, Inc. - Class A *	$ 18,865
168	Liberty Global, Inc. - Series C *	2,550
		21,415
Commercial Banks, NEC - 0.48%
567	Citigroup, Inc.	3,805

Communications Equipment, NEC - 1.30%
2,493	Lojack Corp. *	10,271

Computer Communications Equipment - 4.64%
2,243	Cisco Systems, Inc. *	36,561

Concrete, Gypsum & Plaster Products - 1.07%
1,045	Usg Corp. *	8,402

Electric Services - 2.90%
1,211	Mirant Corp. *	22,851

Electronic Computers - 2.66%
2,044	Dell, Inc. *	20,931

Finance Services - 7.75%
1,371	American Express Company	25,432
1,143	Americredit Corp. *	8,733
2,149	Broadridge Financial Solutions, Inc.	26,948
		61,113
Fire, Marine & Casualty Insurance - 2.04%
5	Berkshire Hathaway, Inc. Class B *	16,070

Hospital & Medical Service Plans - 3.91%
2,396	Wellcare Health Plans, Inc. *	30,812

Household Furniture - 1.40%
1,551	Tempur-Pedic International, Inc.	10,997

Mens' & Boys' Furnishings, Work Clothing, and Allied Garments - 2.44%
829	Cintas Corp.	19,258

Miscellaneous Furniture & Fixtures - 1.94%
1,694	Knoll, Inc.	15,280

Motorcycles, Bicycles & Parts - 1.43%
664	Harley Davidson, Inc.	11,268

Perfumes, Cosmetics & Other Toilet Preparations - 2.41%
3,627	Bare Escentuals, Inc. *	18,969

Pharmaceutical Preparations - 9.29%
1,057	NBTY, Inc. *	16,542
1,199	Pfizer, Inc.	21,234
3,360	Prestige Brands Holdings, Inc. *	35,448
		73,224
Retail-Drug Stores And Proprietary Stores - 6.28%
2,807	Petmed Express, Inc. *	49,487

Retail-Home Furniture, Furnishings & Equipment Stores - 3.43%
1,065	Bed Bath & Beyond, Inc. *	27,072

Retail-Miscellaneous Shopping Goods Stores - 2.87%
1,263	Staples, Inc.	22,633

Retail-Radio, TV & Consumer Electronics Stores - 2.85%
799	Best Buy Co., Inc.	22,460

Semiconductors & Related Devices - 2.42%
1,301	Intel Corp.	19,073

Services-Advertising Agencies - 2.60%
3,002	Valueclick, Inc. *	20,534

Services-Business Services, NEC - 6.84%
4,176	Bidz.com, Inc. *	19,210
2,489	eBay, Inc. *	34,746
		53,956
Services-Computer Programming Services - 6.11%
763	Computer Programs & Systems, Inc.	20,448
4,824	Pros Holdings, Inc. *	27,738
		48,186

Services-Consumer Credit Reporting, Collection Agencies - 1.86%
728	Moody's Corp.	14,625

Services-Help Supply Services - 2.73%
2,247	TrueBlue, Inc. *	21,504

Services-Mailing, Reproduction, Commercial Art & Photography - 1.67%
1,914	American Reprographics Co. *	13,207

Services-Management Consulting - 2.50%
892	Corporate Executive Board Co.	19,678

Telegraph & Other Message Communications - 3.56%
1,402	J2 Global Communications, Inc. *	28,096

TOTAL FOR COMMON STOCKS (Cost $1,105,615) - 94.10%		741,738

SHORT TERM INVESTMENTS - 6.41%
50,542	First American Treasury Obligations Fund Class A 0.18% ** (Cost $50,542)	50,542

TOTAL FOR SHORT TERM INVESTMENTS (Cost $50,542) - 6.41%		50,542

TOTAL INVESTMENTS (Cost $1,156,157) - 100.51%		792,280

LIABILITIES LESS OTHER ASSETS - (0.51)%		(4,020)

NET ASSETS - 100.00%		$ 788,260

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 69.20%

Aircraft & Parts - 3.83%
2,200	Textron, Inc.	$ 30,514

Cigarettes - 3.40%
1,800	Altria Group	27,108

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.05%
1,500	General Electric Co.	24,300

Farm Machinery & Equipment - 0.45%
1,000	Arts-Way Manufacturing Co.	3,620

Finance Services - 1.88%
2,000	Oneida Financial Corp.	15,020

Grain Mill Products - 3.85%
700	Kellogg Company	30,695

Guided Missiles & Space Vehicles - 5.27%
500	Lockheed Martin Corp.	42,040

Metal Mining - 4.31%
800	BHP Billiton Ltd.	34,320

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.62%
1,000	Teck Cominco Ltd.	4,920

Motorcycles, Bicycles & Parts - 3.41%
1,600	Harley Davidson, Inc.	27,152

National Commercial Banks - 3.45%
1,100	US Bancorp	27,511

Oil & Gas Field Machinery & Equipment - 2.34%
1,000	Oil States International, Inc. *	18,690

Petroleum Refining - 4.01%
400	Exxon Mobil Corp.	31,932

Pharmaceutical Preparations - 5.24%
1,300	Sanofi-Aventis	41,808

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 4.76%
1,500	Dupont E I De Nemours & Co.	37,950

Rubber & Plastics Footwear - 3.84%
600	Nike, Inc.	30,600

Services-Miscellaneous Amusement & Recreation - 3.70%
1,300	Walt Disney Co.	29,497

Services-Motion Picture & Video Tape Production - 3.17%
1,000	Dreamworks Animation SKG, Inc. *	25,260

Surgical & Medical Instruments - 4.33%
600	3M Company	34,524

Telephone Communications (No Radio Telephone) - 4.29%
1,200	AT&T Corp.	34,200

TOTAL FOR COMMON STOCKS (Cost $603,798) - 69.20%		551,661

EXCHANGE TRADED FUNDS - 10.92%
3,000	Aberdeen Asia Pacific Fund	12,900
2,000	Calmos Convertible Opportunity & Income Fund	16,580
1,000	Nuveen Ny Muni Value Fund	8,610
1,000	Nuveen Select Tax Free Income Fund	13,790
200	Proshares Ultra Short	14,188
2,000	Western Asset Inflation Linked Fund	20,980
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $94,365) - 10.92%		87,048

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 8.08%
Shares Subject
to Put
	Altria Group
400	January 2010 Put @ 12.50	612
1,400	January 2010 Put @ 15.00	3,808
		4,420

	AT&T Corp.
1,200	January 2010 Put @ 22.50	3,492

	BHP Billiton Ltd.
800	January 2010 Put @ 30.00	4,400

	Walt Disney Co.
1,300	January 2010 Put @ 20.00	4,290

	Dupont E I De Nemours & Co.
1,500	January 2010 Put @ 20.00	3,825

	General Electric Co.
1,500	January 2010 Put @ 17.50	6,450

	Harley Davidson, Inc.
1,300	January 2010 Put @ 20.00	8,840

	Kellogg Company
600	January 2010 Put @ 40.00	2,580

	Lockheed Martin Corp.
300	January 2010 Put @ 70.00	2,220
100	January 2010 Put @ 60.00	450
		2,670

	3M Company
600	January 2010 Put @ 45.00	2,280

	Nike, Inc.
200	January 2010 Put @ 40.00	960
400	January 2010 Put @ 50.00	3,600
		4,560

	Sanofi-Aventis
1,300	January 2010 Put @ 25.00	3,575

	Textron, Inc.
1,700	January 2010 Put @ 12.50	5,780

	US Bancorp
1,100	January 2010 Put @ 22.50	4,510

	Exxon Mobil Corp.
200	January 2010 Put @ 60.00	1,190
200	January 2010 Put @ 65.00	1,550
		2,740

	Total (Premiums Paid $64,490) - 8.08%	64,412

SHORT TERM INVESTMENTS - 15.81%
126,057	First American Treasury Obligations Fund Class A 1.07% ** (Cost $126,057)	126,057

TOTAL FOR SHORT TERM INVESTMENTS - 15.81%		126,057

TOTAL INVESTMENTS (Cost $888,710) - 104.01%		829,178

LIABILITIES LESS OTHER ASSETS - (4.01)%		(31,986)

NET ASSETS - 100.00%		$ 797,192

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
December 31, 2008 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Altria Group
January 2009 Call @ 16.00	1,800	$ 198

AT&T Corp.
January 2009 Call @ 29.00	1,200	552

BHP Billiton Ltd.
January 2009 Call @ 45.00	800	920

Walt Disney Co.
January 2009 Call @ 22.50	1,300	1,235

Dreamworks Animation SKG, Inc.
January 2009 Call @ 25.00	1,000	1,160

Dupont E I De Nemours & Co.
January 2009 Call @ 25.00	1,500	1,575

Exxon Mobil Corp.
January 2009 Call @ 75.00	400	2,372

General Electric Co.
January 2009 Call @ 17.50	1,500	285

Harley Davidson, Inc.
January 2009 Call @ 17.50	1,600	1,200

Kellogg Company
January 2009 Call @ 45.00	700	350

Lockheed Martin Corp.
January 2009 Call @ 80.00	500	2,800

3M Company
January 2009 Call @ 60.00	600	450

Nike, Inc.
January 2009 Call @ 55.00	600	300

Oil States International, Inc.
January 2009 Call @ 17.50	1,000	1,550

Proshares Ultra Short
January 2009 Call @ 100.00	200	120

Sanofi-Aventis
January 2009 Call @ 32.50	1,300	1,235

Teck Cominco Ltd.
January 2009 Call @ 5.00	1,000	500

Textron, Inc.
January 2009 Call @ 15.00	1,700	1,003
January 2009 Call @ 17.50	500	25
		1,028
US Bancorp
January 2009 Call @ 27.50	1,100	330

Total (Premiums Received $20,587)		$ 18,160

Frank Funds
Statements of Assets and Liabilities
December 31, 2008 (Unaudited)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $1,156,157 and $888,710)	$ 792,280	$ 829,178
Receivables:
Dividends and Interest	152	3,415
Securities Sold	-	16,390
Total Assets	792,432	848,983
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $20,587)	-	18,160
Payables:
Due to Broker	3,178	29,496
Accrued Management Fees	994	723
Other Accrued Expenses	-	3,412
Total Liabilities	4,172	51,791
Net Assets	$ 788,260	$ 797,192

Net Assets Consist of:
Paid In Capital	$ 1,259,070	$ 819,693
Accumulated Undistributed Net Investment Income (Loss)	(41,814)	318
Accumulated Undistributed Realized Gain (Loss) on Investments	(65,119)	34,286
Unrealized Depreciation in Value of Investments	(363,877)	(57,105)
Net Assets, for 126,085 and 89,022 Shares Outstanding	$ 788,260	$ 797,192

Net Asset Value Per Share	$ 6.25	$ 8.96

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the six months ended December 31, 2008 (Unaudited)

	Value Fund	Baldwin Fund*
Investment Income:
Dividends	$ 3,957	$ 7,857
Interest	277	931
Total Investment Income	4,234	8,788

Expenses:
Advisory Fees (Note 3)	6,459	714
Administration Fees	-	24,000
Transfer Agent Fees	-	4,128
Miscellaneous Expenses	-	29
Audit Fees	-	3,000
12b-1 fees	-	1,587
Legal Fees	-	3,200
Custody Fees	-	1,681
Insurance Expense	-	2,219
Trustee Expense	-	480
Printing and Mailing Expense	-	219
Registration Fees	-	1,000
Total Expenses	6,459	42,257
Fees Waived and Reimbursed by the Advisor (Note 3)	-	(39,480)
Net Expenses	6,459	2,777

Net Investment Gain (Loss)	(2,225)	6,011

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(104,727)	5,193
Realized Gain on Options	-	29,093
Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	(198,511)	(59,532)
Options	-	2,427
Realized and Unrealized (Loss) on Investments	(303,238)	(22,819)

Net Decrease in Net Assets Resulting from Operations	$ (305,463)	$ (16,808)

*For the period August 1, 2008 (commencement of investment operations through, December 31, 2008).

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2008	6/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,225)	$ (3,153)
Net Realized Gain (Loss) on Investments	(104,727)	118,970
Unrealized Depreciation on Investments	(198,511)	(252,598)
Net Decrease in Net Assets Resulting from Operations	(305,463)	(136,781)

Distributions to Shareholders:
Realized Gains (Losses)	(91,799)	(93,598)
Total Distributions Paid to Shareholders	(91,799)	(93,598)

Capital Share Transactions (Note 5)	217,571	345,770

Total Increase (Decrease) in Net Assets	(179,691)	115,391

Net Assets:
Beginning of Period	967,951	852,560

End of Period (Including Undistributed Net Investment Loss of ($41,814)
and ($3,453), respectively)	$ 788,260	$ 967,951

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 6,011
Net Realized Gain on Investments and Options Written	34,286
Unrealized Depreciation on Investments and Options Written	(57,105)
Net Decrease in Net Assets Resulting from Operations	(16,808)

Distributions to Shareholders:
Net Investment Loss	(5,693)
Realized Gains	-
Total Distributions Paid to Shareholders	(5,693)

Capital Share Transactions (Note 5)	819,693

Total Increase in Net Assets	797,192

Net Assets:
Beginning of Period	-

End of Period (Including Undistributed Net Investment Loss of ($3,153)).	$ 797,192

* For the Period August 1, 2008 (commencement of investment operations) through December 31, 2008.
The accompanying notes are an integral part of these financial statements.

Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months					Period *
	Ended		For the Years Ended			Ended
	12/31/2008		6/30/2008	6/30/2007	6/30/2006	6/30/2005

Net Asset Value, at Beginning of Period	$ 10.42		$ 13.61	$ 11.36	$ 10.76	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.02)		(0.04)	(0.07)	(0.04)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(3.32)		(1.74)	2.90	0.92	0.81
Total from Investment Operations	(3.34)		(1.78)	2.83	0.88	0.76

Distributions:
Net Investment Income	-		-	-	-	-
Realized Gains (Losses)	(0.83)		(1.41)	(0.58)	(0.28)	-
Total from Distributions	(0.83)		(1.41)	(0.58)	(0.28)	-

Net Asset Value, at End of Period	$ 6.25		$ 10.42	$ 13.61	$ 11.36	$ 10.76

Total Return ***	(31.69)%	(a)	(14.31)%	25.41%	8.30%	7.60%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 788		$ 968	$ 853	$ 499	$ 271
Ratio of Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.52)%	(b)	(0.35)%	(0.54)%	(0.35)%	(0.49)%	(b)
Portfolio Turnover	18.22%		63.03%	72.06%	45.25%	18.20%

* For the Period July 21, 2004 (commencement of investment operations) through June 30, 2005.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended *
	12/31/2008

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.11)
Total from Investment Operations	(0.97)

Distributions:
Net Investment Income	(0.07)
Realized Gains	-
Total from Distributions	(0.07)

Net Asset Value, at End of Period	$ 8.96

Total Return ***	(9.75)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 797
Ratio of Expenses to Average Net Assets	0.72%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.55)%	(b)
Portfolio Turnover	59.17%

* For the Period August 1, 2008 (commencement of investment operations) through December 31, 2008.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DECEMBER 31, 2008 (CONTINUED)

Note 1. Organization

The Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) together with the Value Fund, each a “Fund” and collectively the “Funds”.  Frank Capital Partners LLC (“Frank Capital”) is the adviser to the Frank Value Fund and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) is the adviser to the Leigh Baldwin Total Return Fund.  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.  The Fund commenced operations on July 21, 2004.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’ assets carried at fair value:

 Value Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                              $792,280                         $          -

Level 2 – Significant Other Observable Inputs                       -                                      -

Level 3 – Significant Unobservable Inputs                             -                                      -

Total                                                                            $792,280                         $          -

Baldwin Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                              $829,178                         $          -

Level 2 – Significant Other Observable Inputs                       -                                      -

Level 3 – Significant Unobservable Inputs                             -                                      -

Total                                                                            $829,178                         $          -

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Funds are normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on July 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Distributions to Shareholders-   The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date. See Note 7.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management, Administration and Underwriting Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 1.50% of the average daily net assets of the Value Fund. For the six months ending December 31, 2008, Frank Capital earned fees of $6,459 from the Value Fund.  As of December 31, 2008 the Value Fund owed Frank Capital $994.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agree the LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay the LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. From the commencement of the Baldwin Fund's investment operations (August 1, 2008) through December 31, 2008, LBC earned a fee of $714 from the Baldwin Fund.  As of December 31, 2008, the Baldwin Fund owed LBC $723.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2009,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  From the commencement of the Baldwin’s Fund’s investment operations (August 1, 2008) through December 31, 2008, LBC deferred fees of $39,480.

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of Frank Capital. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Fund.

The Fund pays Leigh Baldwin & Co., LLC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Fund to Leigh Baldwin & Co., LLC for advisory services.  For the period August 1, 2008 (commencement of investing operations) to December 31, 2008 Leigh Baldwin & Co., LLC were paid $3,854 in brokerage commissions.  Frank Capital Partners receives administration fees from the Baldwin Fund.  As of December 31, 2008, Frank Capital partners were paid $20,000.  Leigh Baldwin & Co., LLC acts as the distributor of the Leigh Baldwin Total Return Fund.

Note 5. Capital Share Transactions

The Trust are authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2008 was $1,259,070 and $819,693 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund	July 1, 2008 through December 31, 2008		July 1, 2007 through June 30, 2008

	Shares	Amount	Shares	Amount
Shares sold	18,900	$136,125	23,681	$267,172
Shares reinvested	15,377	91,799	7,925	93,598
Shares redeemed	(1,084)	(10,353)	(1,376)	(15,000)
	33,193	$217,571	30,230	$345,770

Baldwin Fund
August 1, 2008 (commencement of investment operations) through December 31, 2008

	Shares	Amount
Shares sold	88,401	$814,201
Shares reinvested	624	5,530
Shares redeemed	(4)	(38)
	89,021	$819,693

Note 6. Options

As of December 31, 2008, the Baldwin Fund had outstanding written call options valued at $18,160.

Transactions in written call options during the period ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at August 1, 2008 (commencement of investment operations)	0	$ 0
Options written	575	67,825
Options exercised	(18)	(3,479)
Options expired	(247)	(23,035)
Options terminated in closing purchase transaction	(107)	(20,724)
Options outstanding at December 31, 2008	203	$ 20,587

As of December 31, 2008, the Baldwin Fund held put options valued at $64,412

Transactions in put options purchased during the period ended December 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at August 1, 2008 (commencement of investment operations)	0	$ 0
Options purchased	185	69,595
Options expired	0	0
Options Terminated	(24)	(5,105)
Options outstanding at December 31, 2008	161	$ 64,490

Note 7. Investment Transactions

For the six months ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for The Value Fund aggregated $317,427 and $150,541 respectively.

For the period ended August 1, 2008 (commencement of investment operations) to December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options the Baldwin Fund aggregated $817,543 and $124,634, respectively.  Purchases and sales of options the Baldwin Fund aggregated $91,939 and $77,059, respectively.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2008 including short term investments was $1,156,127, for the Value Fund.

For Federal income tax purposes, the cost of investments owned at December 31, 2008 including short term investments was $888,710 excluding proceeds from options written totaling $20,587 for the Baldwin Fund.

On December 29, 2008, the Value Fund declared a distribution of $0.3576 per share of short term capital gains and a distribution of $0.4716 per share of long term capital gains.  The distributions was paid on December 29, 2008 to shareholders of record on December 26, 2008.

On December 29, 2008, the Baldwin Fund declared a distribution of $0.0644 per share of short term capital gains. The distribution was paid on December 29, 2008 to shareholders of record on December 26, 2008.

The tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$39,589	$5,693
Long term capital gain	52,210	0
	$91,799	$5,693

At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Value Fund	$49,094	$(412,971)	$(363,877)
Baldwin Fund	$742,066	$(684,961)	$(57,105)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund
Undistributed net investment income (loss)	$(41,814)	$39,597
Undistributed long-term capital gain (loss)	$(65,119)	$52,221
Unrealized depreciation	$(363,877)	$(165,366)

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2008, members of the family of Alfred and Brian Frank owned approximately 30% of the Value Fund, and may be deemed to control the Funds.

Note 10.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Frank Funds
Expense Illustration
December 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Value Fund, you incur ongoing costs which typically consist solely of management fees.  As a shareholder of the Baldwin Fund, you incur two types of costs: (1) transactions costs, including, deferred sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Value Fund the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2008 through December 31, 2008.  With respect to the Baldwin Fund the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2008 through December 31, 2008

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2008	December 31, 2008	July 1, 2008 to December 31, 2008

Actual	$1,000.00	$599.81	$6.05
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2008	December 31, 2008	July 1, 2008 to December 31, 2008

Actual	$1,000.00	$902.51	$3.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,021.58	$3.67

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the commencement of investment operations).

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2008 (UNAUDITED)

Each Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

APPROVAL OF MANAGEMENT AGREEMENT

Value Fund

The Management Agreement between the Trust and Frank Capital with respect to the Value Fund, was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 17, 2008.  The Trustees reviewed a memorandum prepared by counsel to the Independent Trustees describing the Trustees' duties when considering the Management Agreement renewal.  As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital's investment philosophy.  In addition, the Trustees reviewed Frank Capital's Form ADV Parts I and II, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital's compliance activities.  Frank Capital certified to the Board that it had complied with the Trust's Code of Ethics.  Based on this information and their discussions with the President of Frank Capital, the Trustees concluded that Frank Capital has provided high quality advisory services to the Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board's expectations.

As to the Value Fund's performance, the Trustees reviewed information in the Report regarding the Value Fund's returns since inception and for the year ended March 31, 2008.  The Value Fund's performance was compared to a peer group of mutual funds, as well as the S&P 500 Index.  The peer group was assembled by Frank Capital and consisted primarily of value funds. The Board noted that the Value Fund outperformed the S&P 500 in each of the last two calendar years, and was satisfied with the Value Fund's performance.

The Trustees then reviewed information in the Report comparing the expense ratio of the Value Fund to those of the peer group.  The President of Frank Capital noted that the Report indicates an expense ratio of 1.50%, which is nearly equal to the 1.37% peer group average. The Board agreed that the expense ratio compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Value Fund.

The President of Frank Capital, described the all-in fee structure of the Value Fund, where Frank Capital receives a flat 1.50% management fee and pays all the Value Fund’s expenses with the exception of brokerage commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses. He noted that the Value Fund’s annualized under-performance of its benchmark is 39 basis points while its fee is 13 basis points higher than the industry average. The President of Frank Capital stated that he believed that the Value Fund’s value investing strategy was out of favor during the fiscal year and he expected the Value Fund to outperform its benchmark over time.  As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital's income and expense statement for 2007. The Board concluded that, with the assurance of the President and Treasurer of Frank Capital that they personally guarantee the obligations of Frank Capital, and has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital is doing a great job managing costs for the Value Fund. They observed that Frank Capital is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of board minutes and exhibits. The Board noted that Frank Capital has not been profitable with respect to the Value Fund. The Board then discussed additional benefits received by Frank Capital from the Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Value Fund.  The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interests of the Trust and the Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and LBC, with respect to the Baldwin Fund, was approved by the Trustees, including a majority of the Independent Trustees, at an in-person meeting held on June 17, 2008.  As to the nature, extent, and quality of the services to be provided by LBC, the Board considered LBC’s investment philosophy. The President of LBC explained the merits of LBC’s investing philosophy and how LBC seeks total return from capital appreciation, dividend income and option income. The Board concluded that LBC’s methods were consistent with the Baldwin Fund’s goal of providing total return. The Trustees also reviewed the LBC’s Form ADV, which described the operations and policies of LBC, as well as the resume of LBC’s President and portfolio manager.  Based on this information and their discussions with LBC’s President, the Trustees concluded that LBC has the ability to provide high quality advisory services to the Baldwin Fund.  Next, the Trustees reviewed financial information of LBC and discussed LBC’s ability to meet its obligations under the agreement.  The Trustees reviewed LBC’s balance sheet and determined that LBC has sufficient resources.  Next, the Trustees reviewed the terms of the Management Agreement, and concluded that the nature and extent of services required of LBC were reasonable and consistent with the Board’s expectations.

As a newly formed mutual fund, there was no performance of the Baldwin Fund for the Board to consider.

The Trustees next discussed the anticipated size of the Baldwin Fund and determined that the Baldwin Fund was likely to remain small for some time.  Given the anticipated size of the Baldwin Fund, the Trustees concluded that economies of scale was not a relevant consideration at this time.

As to the profitability of LBC, the Trustees considered other benefits to be received by LBC from the Baldwin Fund.  The Trust’s legal counsel explained that the Baldwin Fund has a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees.  The Trustees discussed that LBC is to receive distribution and shareholder servicing fees from the Baldwin Fund totaling 1.00% of the Baldwin Fund’s average daily net assets annually.  Furthermore, the Trustees discussed the fact that LBC is also a broker-dealer and will likely execute trades on behalf of the Baldwin Fund and that brokerage commissions will be paid to LBC separate and apart from the fees paid to LBC for advisory services rendered to the Baldwin Fund. After considering all the fees to be paid to LBC in respect to the Baldwin Fund, the Trustees concluded that it did not expect LBC, in the near future, to be excessively profitable with respect to the Baldwin Fund.

The Trustees, including a majority of the independent trustees concluded that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the approval of the Management Agreement was in the best interest of the Trust and the Baldwin Fund’s shareholders.  Accordingly, they unanimously approved the Management Agreement between the Trust and LBC with respect to the Baldwin Fund.

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Jenny Roberts

Investment Advisers

Frank Capital Partners LLC

6 Stacy Court

Parsippany, NJ 07054

Leigh Baldwin & Co.

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date March 4, 2009

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date March 4, 2009